Debt and Bank Credit Agreements and Leases (Short-term Debt Outstanding) (Parenthetical) (Detail) (Other Short-Term Borrowings)	Dec. 31, 2012	Dec. 31, 2011
Other Short-Term Borrowings
Short-term Debt [Line Items]
Short-term debt weighted average	2.27%	3.72%